Disclosure of deferred tax assets not recognized (Details) - CAD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Unrecognized deferred tax assets	$ 41,657	$ 28,333
Non-capital losses carried forward [Member]
Statement [Line Items]
Unrecognized deferred tax assets	25,078	17,604
Tax credits carried forward [Member]
Statement [Line Items]
Unrecognized deferred tax assets	5,908	4,318
Accounting basis of property and equipment and intangible assets in excess of tax basis [Member]
Statement [Line Items]
Unrecognized deferred tax assets	48	(1,288)
Scientific research and experimental development expenditures [Member]
Statement [Line Items]
Unrecognized deferred tax assets	9,441	7,353
Share issue costs and other [Member]
Statement [Line Items]
Unrecognized deferred tax assets	$ 1,182	$ 346